Consolidated Balance Sheets (Parenthetical) - Class of Stock [Domain] - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable	$ 4,349,650	$ 4,029,669	$ 1,662,593
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Temporary equity, par value (in dollars per share)		$ 1,000	$ 1,000
Temporary equity, shares authorized		112,500	112,500
Temporary equity, shares issued		0	89,114
Temporary equity, shares outstanding		0	89,114
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	34,756,980	34,756,980	13,421,955
Common stock, shares outstanding	34,756,980	34,756,980	13,421,955